Financial instruments and risk management (Details 3) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exposure in result, net	R$ (148,678)	R$ (263,437)
Exposure of assets and liabilities in foreign currencies	(2,182,024)	(3,985,367)
Derivative financial instruments (hedge)	2,033,346	3,721,930
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	2,970,268	3,691,668
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	4,788,635	6,013,713
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	(1,195,133)	(1,484,810)
Loans and Borrowings [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	(8,715,484)	(12,241,309)
Other Assets And Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	R$ (30,310)	R$ 35,371